Insurance Contract Liabilities and Investment Contract Liabilities - Investment Contract Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	$ 3,164	$ 3,082
Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	6	8
Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	257	263
Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2,689	2,565
Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	212	246
Investment contract liabilities with DPF
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	515	562
Investment contract liabilities without DPF | Measured at amortized cost
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2,646	2,517
Investment contract liabilities without DPF | Measured at fair value
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	3	3
SLF Canada
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2,646	2,517
SLF Canada | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Canada | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Canada | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2,646	2,517
SLF Canada | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Asia
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	466	506
SLF Asia | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Asia | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	254	260
SLF Asia | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Asia | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	212	246
Corporate
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	52	59
Corporate | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	6	8
Corporate | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	3	3
Corporate | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	43	48
Corporate | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	$ 0	$ 0